Components of Accrued Expenses and Other Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Schedule of Accrued Liabilities [Line Items]
Accrued warranty costs (Note 13)	$ 29,966	181,406	$ 29,382	177,869	162,133
Accrued wages and other employee welfare	11,286	68,325		81,514
Accrued professional service fees	5,272	31,913		26,972
Accrued sales commission	2,955	17,891
Accrued interest expense for bank borrowings	2,881	17,438		14,499
Accrued utility expenses	2,011	12,175		9,263
Interest payable for convertible bonds	1,613	9,766		10,068
Taxes payable	1,454	8,801		9,846
Interest payable for long-term notes (Note 17)	533	3,224
Accrued freight and export related expense	358	2,167		38,938
Share Issuance and Repurchase Agreement with Hanwha Solar Holdings Co., Ltd. ("Hanwha Solar") (Note 27)	2	13		13
Other accrued expenses and liabilities	5,885	35,628		31,555
Accrued expenses and other liabilities	$ 64,216	388,747		400,537